As filed with the U.S. Securities and Exchange Commission on June 6, 2018

Registration No.  333- 221696

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

Form N-14

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 2	☒

INVESCO EXCHANGE-TRADED FUND TRUST
(formerly, PowerShares Exchange-Traded Fund Trust)
 (Exact Name as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515
(Address of Principal Executive Office)
Registrant's Telephone Number, including Area Code (800) 983-0903

Anna Paglia, Esquire
3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515
(Name and Address of Agent for Service)

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601 Chicago, Illinois 60606	Eric S. Purple Stradley Ronon Stevens & Young LLP 1250 Connecticut Ave, NW, Suite 500 Washington, DC 20036

Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.
Title of Securities Being Offered: Shares of Beneficial Interest, no par value, of Invesco BRIC ETF (formerly, PowerShares BRIC Portfolio), Invesco Dow Jones Industrial Average Dividend ETF (formerly, PowerShares Dow Jones Industrial Average Dividend Portfolio), Invesco Insider Sentiment ETF (formerly, PowerShares Insider Sentiment Portfolio), Invesco Raymond James SB-1 Equity ETF (formerly, PowerShares Raymond James SB-1 Equity Portfolio), Invesco S&P 100® Equal Weight ETF (formerly, PowerShares S&P 100® Equal Weight Portfolio), Invesco S&P 500® Equal Weight Consumer Discretionary ETF (formerly, PowerShares S&P 500® Equal Weight Consumer Discretionary Portfolio), Invesco S&P 500® Equal Weight Consumer Staples ETF (formerly, PowerShares S&P 500® Equal Weight Consumer Staples Portfolio),  Invesco S&P 500® Equal Weight Energy ETF (formerly, PowerShares S&P 500® Equal Weight Energy Portfolio), Invesco S&P 500®

Equal Weight Financials ETF (formerly, PowerShares S&P 500® Equal Weight Financials Portfolio), Invesco S&P 500® Equal Weight Health Care ETF (formerly, PowerShares S&P 500® Equal Weight Health Care Portfolio), Invesco S&P 500® Equal Weight Industrials ETF (formerly, PowerShares S&P 500® Equal Weight Industrials Portfolio), Invesco S&P 500® Equal Weight Materials ETF (formerly, PowerShares S&P 500® Equal Weight Materials Portfolio), Invesco S&P 500® Equal Weight ETF (formerly, PowerShares S&P 500® Equal Weight Portfolio), Invesco S&P 500® Equal Weight Real Estate ETF (formerly, PowerShares S&P 500® Equal Weight Real Estate Portfolio), Invesco S&P 500® Equal Weight Technology ETF, (formerly, PowerShares S&P 500® Equal Weight Technology Portfolio), Invesco S&P 500® Equal Weight Utilities ETF (formerly, PowerShares S&P 500® Equal Weight Utilities Portfolio), Invesco S&P 500® Pure Growth ETF (formerly, PowerShares S&P 500® Pure Growth Portfolio), Invesco S&P 500® Pure Value ETF (formerly, PowerShares S&P 500® Pure Value Portfolio), Invesco S&P 500® Top 50 ETF (formerly, PowerShares S&P 500® Top 50 Portfolio), Invesco S&P MidCap 400® Equal Weight ETF (formerly, PowerShares S&P MidCap 400® Equal Weight Portfolio), Invesco S&P Midcap 400® Pure Growth ETF (formerly, PowerShares S&P Midcap 400® Pure Growth Portfolio), Invesco S&P Midcap 400® Pure Value ETF (formerly, PowerShares S&P Midcap 400® Pure Value Portfolio), Invesco S&P SmallCap 600® Equal Weight ETF (formerly, PowerShares S&P SmallCap 600® Equal Weight Portfolio), Invesco S&P SmallCap 600® Pure Growth ETF (formerly, PowerShares S&P SmallCap 600® Pure Growth Portfolio), Invesco S&P SmallCap 600® Pure Value ETF (formerly, PowerShares S&P SmallCap 600® Pure Value Portfolio), Invesco S&P Spin-Off ETF (formerly, PowerShares S&P Spin-Off Portfolio), Invesco Wilshire Micro-Cap ETF (formerly, PowerShares Wilshire Micro-Cap Portfolio), Invesco Wilshire US REIT ETF (formerly, PowerShares Wilshire US REIT Portfolio), Invesco Zacks Mid-Cap ETF (formerly, PowerShares Zacks Mid-Cap Portfolio) and Invesco Zacks Multi-Asset Income ETF (formerly, PowerShares Zacks Multi-Asset Income Portfolio).
An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is paid at this time.
It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) of the Securities Act of 1933, as amended.

Part A and Part B of this Amendment are incorporated by reference to the definitive materials electronically filed pursuant to Rule 497(b) under the Securities Act of 1933, as amended, on January 8, 2018 (Accession no. 0001193125-18-004672).

PART C. OTHER INFORMATION

Item 15. Indemnification.

Reference is made to Article Twelve of the Registrant's Declaration of Trust, which is incorporated by reference herein:

The Registrant (also, the "Trust") is organized as a Massachusetts business trust and is operated pursuant to an Amended and Restated Declaration of Trust, dated April 7, 2003 (the "Declaration of Trust"), that permits the Registrant to indemnify every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof. This indemnification is subject to the following conditions:

No indemnification shall be provided hereunder to a Covered Person:

i.
For any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

ii.
With respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust; or

iii.
In the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b) of this Section 12.4(c)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by: (i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 12.4) acting on the matter (provided that a majority of Disinterested Trustees then in office act on the matter); or (ii) a written opinion of independent legal counsel.

The rights of indemnification under the Declaration of Trust may be insured against by policies maintained by the Trust, and shall be several, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person, and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained in the Declaration of Trust shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under Section 12.4 of the Declaration of Trust shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification under Section 12.4 of the Declaration of Trust, provided that either:

i.	Such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

ii.
A majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to the facts available upon a full trial), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in Section 12.4 of the Declaration of Trust, the following words shall have the meanings set forth below:

i.
A "Disinterested Trustee" is one (i) who is not an Interested Person of the Trust (including anyone, as such Disinterested Trustee, who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending;

ii.
"Claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and "Liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Item 16.	Exhibits.
Exhibit No.	Description
(1)	Amended and Restated Declaration of Trust of the Registrant dated April 7, 2003, is incorporated by reference to the Trust's Registration Statement, filed April 16, 2003.
(2)	Amended and Restated By-laws of the Registrant, is incorporated by reference to Post-Effective Amendment No. 260 to the Trust's Registration Statement on Form N-1A, filed August 25, 2017.
(3)	Not applicable.
(4)	Agreement and Plan of Reorganization, filed herewith.
(5)	Articles IV, IX an XI of the Amended and Restated Declaration of Trust and Articles III, VIII, X and XI of the Amended and Restated Bylaws of the Registrant, define rights of holders of shares.
(6)(a)
Amended and Restated Investment Advisory Agreement between the Registrant and Invesco PowerShares Capital Management LLC, for non-unitary fee Funds, is incorporated by reference to the Trust's Registration Statement, filed April 5, 2018.

(6)(b)
Amended and Restated Investment Advisory Agreement between the Registrant and Invesco PowerShares Capital Management LLC, for unitary fee Funds, is incorporated by reference to the Trust's Registration Statement, filed April 5, 2018.

(6)(c)
Amended and Restated Excess Expense Agreement between the Registrant and Invesco PowerShares Capital Management LLC is incorporated by reference to the Trust's Registration Statement, filed April 5, 2018.

(6)(d)
Management Services Agreement between the Registrant and Invesco PowerShares Capital Management, LLC, is incorporated by reference to Post-Effective Amendment No. 246 to the Trust's Registration Statement on Form N-1A, filed February 18, 2014.

(6)(e)
Amended and Restated Memorandum of Agreement between the Registrant and Invesco PowerShares Capital Management LLC, is incorporated by reference to the Trust's Registration Statement, filed April 5, 2018.

(7)	Amended and Restated Master Distribution Agreement between the Registrant and Invesco Distributors, Inc., is incorporated by reference to the Trust's Registration Statement, filed April 5, 2018.
(8)	Not applicable.
(9)(a)
Amended and Restated Custody Agreement between Registrant and The Bank of New York is incorporated by reference to Pre-Effective Amendment No. 1 to the PowerShares Exchange-Traded Self-Indexed Fund Trust's Registration Statement, filed on March 30, 2018.

(9)(b)
Foreign Custody Manager Agreement between Registrant and The Bank of New York, is incorporated by reference to Post-Effective Amendment No. 260 to the Trust's Registration Statement on Form N-1A, filed August 25, 2017.

(10)	Not applicable.
(11)	Opinion and consent of counsel regarding the legality of securities being issued is incorporated by reference to the Trust's Registration Statement on Form N-14, filed November 21, 2017.
(12)	Opinion and consent of counsel regarding tax consequences related to the Agreement and Plan of Reorganization, filed herewith.
(13)(a)	Amended and Restated Fund Administration and Accounting Agreement between Registrant and The Bank of New York, is incorporated by reference to the Trust's Registration Statement, filed April 5, 2018.
(13)(b)
Amended and Restated Transfer Agency and Service Agreement between Registrant and The Bank of New York, is incorporated by reference to Pre-Effective Amendment No. 1 to the PowerShares Exchange-Traded Self-Indexed Fund Trust's Registration Statement, filed on March 30, 2018.

(13)(c)
Form of Participant Agreement between Invesco Distributors, Inc., the Bank of New York and Participant, is incorporated by reference to Post-Effective Amendment No. 660 of the Registration Statement of PowerShares Exchange-Traded Fund Trust II, filed February 27, 2018.

(13)(d)
Form of Sublicense Agreement between the Registrant and Invesco PowerShares Capital Management, LLC, is incorporated by reference to Post-Effective Amendment No. 612 of the Registration Statement of PowerShares Exchange-Traded Fund Trust II on Form N-1A, filed June 30, 2017.

(14)(a)
Consent of Ernst & Young LLP (Claymore Exchange-Traded Fund Trust and Claymore Exchange-Traded Fund Trust 2), is incorporated by reference to the Trust's Registration Statement on Form N-14, filed November 21, 2017.

(14)(b)	Consent of Ernst & Young LLP (Rydex Exchange-Traded Fund Trust), is incorporated by reference to the Trust's Registration Statement on Form N-14, filed November 21, 2017.
(15)	Not applicable.
(16)
N-14 Powers of Attorney for Messrs. Bagge, Barre, Carome, Kole, Nussbaum, Wilson, Lim, and Wicker are incorporated by reference to the Trust's Registration Statement on Form N-14 filed on November 21, 2017.

(17)(a)
Code of Ethics of the Registrant, is incorporated by reference to Post-Effective Amendment No. 611 of the Registration Statement of PowerShares Exchange-Traded Fund Trust II on Form N-1A, filed on June 16, 2017.

(17)(b)
Code of Ethics of Invesco Advisers, Inc. and Invesco Distributors, Inc., is incorporated by reference to Post-Effective Amendment No. 660 of the Registration Statement of PowerShares Exchange-Traded Fund Trust II filed on February 27, 2018.

(17)(c)
Code of Ethics of Invesco PowerShares Capital Management, LLC, is incorporated by reference to Post-Effective Amendment No. 660 of the Registration Statement of PowerShares Exchange-Traded Fund Trust II filed on February 27, 2018.

Item 17.	Undertakings.
(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the "1933 Act"), the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and the State of Illinois on the 6th day of June, 2018.

Invesco Exchange-Traded Fund Trust

By:	/s/ Daniel E. Draper
Daniel E. Draper
Title:	President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper Daniel E. Draper	President	June 6, 2018

/s/ Steven M. Hill Steven M. Hill	Treasurer	June 6, 2018

/s/ Anna Paglia Anna Paglia	Secretary	June 6, 2018

*/s/ Ronn R. Bagge Ronn R. Bagge	Trustee	June 6, 2018

*/s/ Todd J. Barre Todd J. Barre	Trustee	June 6, 2018

*/s/ Kevin M. Carome Kevin M. Carome	Trustee	June 6, 2018

*/s/ Marc M. Kole Marc M. Kole	Trustee	June 6, 2018

*/s/ Yung Bong Lim Yung Bong Lim	Trustee	June 6, 2018

*/s/ Philip M. Nussbaum Philip M. Nussbaum	Trustee	June 6, 2018

*/s/ Gary R. Wicker Gary R. Wicker	Trustee	June 6, 2018

*/s/ Donald H. Wilson Donald H. Wilson	Chairman and Trustee	June 6, 2018

*By: /s/ Anna Paglia Anna Paglia		June 6, 2018
Attorney-In-Fact
*	Anna Paglia signs pursuant to powers of attorney incorporated by reference herein.

EXHIBIT INDEX

Number	Exhibit

(4)	Agreement and Plan of Reorganization

(12)	Opinion and consent of counsel regarding tax consequences related to the Agreement and Plan of Reorganization